Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Schedule of Black-Scholes option pricing model with weighted average assumptions

The fair values of the Company’s options were estimated at the dates of grant using a Black-Scholes option pricing model with the following weighted average assumptions:

Expected term (years)	6.25
Risk-free interest rate	1.29%
Volatility	47%
Dividend yield	0%

Schedule of the option activity

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016	40,000	$1.50
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2017	160,000	$1.50
Exercisable – March 31, 2017	40,000	$1.50

The following is a summary of the option activity:

	Options	Weighted Average Exercise Price

Outstanding – April 1, 2015	—	$—
Exercisable –April 1, 2015	—	—
Granted	160,000	1.50
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2015	160,000	$1.50
Exercisable – June 30, 2015	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – March 31, 2016	160,000	$1.50
Exercisable – March 31, 2016	—	$—
Granted	—	—
Exercised	—	—
Forfeited/Cancelled	—	—
Outstanding – June 30, 2016	160,000	$1.50
Exercisable – June 30, 2016 (1)	40,000	$1.50

Schedule of resricted shares

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$2,103,429	96,211
July 2014	32,408	2,090	9,452
August 2014	81,020	534,950	31,056
September 2014	129,633	513,400	32,408
March 2015	72,918	691,565	13,164
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,393,000	230,000
January 2016	40,000	68,000	-
March 2016	60,000	333,000	60,000
June 2016	118,000	577,771	-
August 2016	351,000	1,570,472	40,000
January 2017	192,000	1,472,302	-
February 2017	110,000	697,500	-
March 2017	20,000	135,000	-
	2,144,055	$10,586,279	512,291

The following is a summary of restricted shares:

Grant Date	Shares Issued	Fair Value	Shares Vested
June 2014	307,876	$604,385	96,211
July 2014	32,408	1,469	9,452
August 2014	81,020	207,257	33,083
September 2014	129,633	260,514	32,408
March 2015	72,918	259,288	8,608
June 2015	293,000	439,500	-
November 2015	36,200	54,300	-
December 2015	300,000	1,068,700	-
January 2016	40,000	68,000	-
March 2016	60,000	251,400	-
June 2016	8,000	33,600	-

	1,361,055	$3,248,413	179,762

Schedule of stock-based compensation expense

In relation to the above restricted stock agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015, the Company recorded stock–based compensation expense for the shares that have vested, as follows:

				For the Period from
For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

$428,678	$821,617	$78,925	$465,616	$6,219

General and Administrative Expense [Member]
Schedule of stock-based compensation expense

The Company recorded stock-based compensation expense for the shares issued to consultants that have vested, which is a component of general and administrative expenses in the Condensed Consolidated Statement of Operations as follows:

		Stock Based Compensation

		For the Nine Months Ended
Month of Original Grant	Shares Issued	March 31, 2017	March 31, 2016
December 2015	230,000	$945,189	$136,603
March 2016	60,000	261,214	12,133
August 2016	40,000	147,600	-
January 2017	50,000	114,329	-
	380,000	$1,468,332	$148,736

In relation to the above consulting agreements for the three months ended June 30, 2016, the years ended June 30, 2016, June 30, 2015, March 31, 2016 and the period May 12, 2014 (Inception) through June 30, 2015 the Company recorded stock–based compensation expense for the shares that have vested, which is a component of general and administrative expenses in the Consolidated Statement of Operations as follows:

		Stock Based Compensation
						For the Period from
		For the Three Months Ended	For the Year Ended	For the Year Ended	For the Year Ended	May 12, 2014 (Inception) through
	Shares Issued	June 30, 2016	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015

December 2015	230,000	$206,208	$342,811	$-	$136,603	$-
March 2016	60,000	59,653	71,786	-	12,133	-
	290,000	$265,861	$414,597	$-	$148,736	$-